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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07687

First American Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   September 30

Date of reporting period:  March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

2005 Semiannual Report

LIFECYCLE FUNDS

First American Lifecycle Funds

Lifecycle funds take the guesswork out of investing by including a variety of stock and bond funds in one product. When you invest in lifecycle funds, the big decisions are already made. You get the benefits of asset allocation, diversification, and rebalancing in one fund. They’re designed to help you meet your goals based on your stage in life and your tolerance for risk.

Lifecycle funds help you spend less time thinking about whether your investment strategies are meeting your goals. They help simplify investing and allow you to spend more time doing the things you want to do.

Lifecycle funds are comprised of holdings in several different First American Funds, which may include small-cap, mid-cap, large-cap, money market, high-yield, international, and/or sector funds. The investment advisor allocates and reallocates the funds’ assets among the underlying First American Funds within ranges designed to meet the investment objectives. See the funds’ prospectus for an illustration of these ranges and special risks which may be associated with the underlying funds.

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You’ll also find college and retirement planning tools and general investor  education.

Online features and functionality include:

•                  The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

•                  The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

TABLE OF CONTENTS

Schedule of Investments	6
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	20
Notice to Shareholders	25

Strategy Aggressive Growth Allocation fund

Expense Example

As a shareholder of the Strategy Aggressive Growth Allocation Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,093.20	$2.09
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02
Class B Actual	$1,000.00	$1,088.20	$5.99
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class C Actual	$1,000.00	$1,089.30	$5.99
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class R Actual	$1,000.00	$1,091.50	$3.39
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28
Class Y Actual	$1,000.00	$1,093.70	$0.78
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	$0.76

Allocation by Underlying Fund as of March 31, 2005[2] (% of net assets)
International	23.0%
Large Cap Growth Opportunities	19.9%
Large Cap Value	15.6%
Large Cap Select	8.1%
Equity Income	6.5%
Equity Index	5.0%
Mid Cap Growth Opportunities	4.0%
Real Estate Securities	3.9%
Mid Cap Value	3.6%
Prime Obligations	1.6%
Core Bond	1.5%
Inflation Protected Securities	1.5%
High Income Bond	1.4%
Small Cap Select	1.1%
Small Cap Value	1.0%
Small Cap Growth Opportunities	1.0%
Mid Cap Index	1.0%
Small Cap Index	1.0%

Porfolio Allocation as of March 31, 2005[2] (% of net assets)
Equity Funds	94.7%
Fixed Income Funds	4.4%
Money Market Fund	1.6%

1  Expenses are equal to the fund's annualized expense ratio of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Strategy Growth Allocation fund

Expense Example

As a shareholder of the Strategy Growth Allocation Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,078.00	$2.07
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02
Class B Actual	$1,000.00	$1,073.90	$5.95
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class C Actual	$1,000.00	$1,074.60	$5.95
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class R Actual	$1,000.00	$1,077.00	$3.37
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28
Class Y Actual	$1,000.00	$1,079.40	$0.78
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	$0.76

Allocation by Underlying Fund as of March 31, 2005[2] (% of net assets)
International	18.4%
Large Cap Growth Opportunities	17.8%
Large Cap Value	13.7%
Core Bond	11.3%
Large Cap Select	6.7%
Equity Index	6.2%
Equity Income	5.2%
Inflation Protected Securities	3.3%
Mid Cap Growth Opportunities	3.3%
Real Estate Securities	3.3%
Mid Cap Value	2.8%
High Income Bond	2.0%
Prime Obligations	1.5%
Mid Cap Index	1.4%
Small Cap Select	1.3%
Small Cap Value	1.3%
Small Cap Index	1.2%

Porfolio Allocation as of March 31, 2005[2] (% of net assets)
Equity Funds	82.6%
Fixed Income Funds	16.6%
Money Market Fund	1.5%

1  Expenses are equal to the fund's annualized expense ratio of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Strategy Growth & Income Allocation fund

Expense Example

As a shareholder of the Strategy Growth & Income Allocation Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,064.10	$2.06
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02
Class B Actual	$1,000.00	$1,060.50	$5.91
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class C Actual	$1,000.00	$1,060.30	$5.91
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class R Actual	$1,000.00	$1,063.50	$3.34
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28
Class Y Actual	$1,000.00	$1,065.50	$0.77
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	$0.76

Allocation by Underlying Fund as of March 31, 2005[2] (% of net assets)
Core Bond	24.6%
International	14.0%
Large Cap Growth Opportunities	12.5%
Large Cap Value	11.1%
Equity Index	7.0%
Large Cap Select	6.5%
Inflation Protected Securities	6.1%
Equity Income	4.3%
Real Estate Securities	2.8%
Mid Cap Growth Opportunities	2.6%
High Income Bond	2.6%
Mid Cap Value	2.1%
Mid Cap Index	1.1%
Small Cap Select	1.1%
Small Cap Index	1.1%
Prime Obligations	1.0%

Porfolio Allocation as of March 31, 2005[2] (% of net assets)
Equity Funds	66.2%
Fixed Income Funds	33.3%
Money Market Fund	1.0%

1  Expenses are equal to the fund's annualized expense ratio of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Strategy Income Allocation fund

Expense Example

As a shareholder of the Strategy Income Allocation Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period[1] (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,033.50	$2.03
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.02
Class B Actual	$1,000.00	$1,030.80	$5.82
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class C Actual	$1,000.00	$1,029.60	$5.82
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class R Actual	$1,000.00	$1,032.60	$3.29
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28
Class Y Actual	$1,000.00	$1,034.90	$0.76
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	$0.76

Allocation by Underlying Fund as of March 31, 2005[2] (% of net assets)
Core Bond	49.1%
Inflation Protected Securities	14.1%
Equity Index	8.1%
International	7.1%
Equity Income	7.1%
Large Cap Select	3.0%
Real Estate Securities	2.6%
High Income Bond	2.6%
Prime Obligations	2.0%
Large Cap Value	1.5%
Large Cap Growth Opportunities	1.4%
Mid Cap Index	1.4%
Small Cap Index	1.4%

Porfolio Allocation as of March 31, 2005[2] (% of net assets)
Fixed Income Funds	65.8%
Equity Funds	33.6%
Money Market Fund	2.0%

1  Expenses are equal to the fund's annualized expense ratio of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

2  Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Strategy Aggressive Growth Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 94.7%
First American Investment Funds, Inc. (a) Equity Income Fund	439,249	$5,925
Equity Index Fund	206,215	4,555
International Fund	1,842,324	21,095
Large Cap Growth Opportunities Fund	675,779	18,314
Large Cap Select Fund	543,178	7,382
Large Cap Value Fund	758,278	14,347
Mid Cap Growth Opportunities Fund*	94,045	3,703
Mid Cap Index Fund	72,978	929
Mid Cap Value Fund	144,020	3,328
Real Estate Securities Fund	188,266	3,551
Small Cap Growth Opportunities Fund*	42,362	962
Small Cap Index Fund	70,924	954
Small Cap Select Fund*	68,245	1,013
Small Cap Value Fund	58,397	938
Total Equity Funds (Cost $81,150)		86,996
Fixed Income Funds – 4.4%
First American Investment Funds, Inc. (a) Core Bond Fund	126,667	1,411
High Income Bond Fund	139,997	1,315
Inflation Protected Securities Fund	134,452	1,355
Total Fixed Income Funds (Cost $4,127)		4,081
Money Market Fund – 1.6%
First American Funds, Inc. (b) Prime Obligations Fund	1,457,759	1,458
Total Money Market Fund (Cost $1,458)		1,458
Total Affiliated Investment Companies – 100.7% (Cost $86,735)		92,535
Other Assets and Liabilities, Net – (0.7)%		(685)
Total Net Assets – 100.0%		$91,850

*  Non-income producing security

(a)  Investments in these funds are made in the Y share class.

(b)  Investment in this fund is made in the Z share class.

Strategy Growth Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 82.6%
First American Investment Funds, Inc. (a) Equity Income Fund	508,077	$6,854
Equity Index Fund	370,455	8,183
International Fund	2,111,762	24,180
Large Cap Growth Opportunities Fund	862,873	23,384
Large Cap Select Fund	645,108	8,767
Large Cap Value Fund	952,134	18,014
Mid Cap Growth Opportunities Fund*	108,038	4,254
Mid Cap Index Fund	140,292	1,786
Mid Cap Value Fund	160,046	3,698
Real Estate Securities Fund	226,022	4,263
Small Cap Index Fund	116,191	1,563
Small Cap Select Fund*	118,030	1,751
Small Cap Value Fund	105,580	1,697
Total Equity Funds (Cost $101,894)		108,394
Fixed Income Funds – 16.6%
First American Investment Funds, Inc. (a) Core Bond Fund	1,330,046	14,817
High Income Bond Fund	281,114	2,640
Inflation Protected Securities Fund	433,797	4,373
Total Fixed Income Funds (Cost $21,829)		21,830
Money Market Fund – 1.5%
First American Funds, Inc. (b) Prime Obligations Fund	1,909,899	1,910
Total Money Market Fund (Cost $1,910)		1,910
Total Affiliated Investment Companies – 100.7% (Cost $125,633)		132,134
Other Assets and Liabilities, Net – (0.7)%		(877)
Total Net Assets – 100.0%		$131,257

*  Non-income producing security

(a)  Investments in these funds are made in the Y share class.

(b)  Investment in this fund is made in the Z share class.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Strategy Growth & Income Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 66.2%
First American Investment Funds, Inc. (a) Equity Income Fund	749,134	$10,106
Equity Index Fund	754,829	16,674
International Fund	2,911,721	33,339
Large Cap Growth Opportunities Fund	1,094,191	29,653
Large Cap Select Fund	1,140,917	15,505
Large Cap Value Fund	1,387,901	26,259
Mid Cap Growth Opportunities Fund*	153,836	6,058
Mid Cap Index Fund	203,316	2,588
Mid Cap Value Fund	215,784	4,987
Real Estate Securities Fund	351,892	6,637
Small Cap Index Fund	189,672	2,551
Small Cap Select Fund*	170,631	2,532
Total Equity Funds (Cost $139,012)		156,889
Fixed Income Funds – 33.3%
First American Investment Funds, Inc. (a) Core Bond Fund	5,234,849	58,316
High Income Bond Fund	655,742	6,157
Inflation Protected Securities Fund	1,443,453	14,550
Total Fixed Income Funds (Cost $79,847)		79,023
Money Market Fund – 1.0%
First American Funds, Inc. (b) Prime Obligations Fund	2,334,889	2,335
Total Money Market Fund (Cost $2,335)		2,335
Total Affiliated Investment Companies – 100.5% (Cost $221,194)		238,247
Other Assets and Liabilities, Net – (0.5)%		(1,167)
Total Net Assets – 100.0%		$237,080

*  Non-income producing security

(a)  Investments in these funds are made in the Y share class.

(b)  Investment in this fund is made in the Z share class.

Strategy Income Allocation Fund

DESCRIPTION	SHARES	VALUE (000)
Affiliated Investment Companies
Equity Funds – 33.6%
First American Investment Funds, Inc. (a) Equity Income Fund	440,513	$5,943
Equity Index Fund	305,694	6,753
International Fund	520,135	5,956
Large Cap Growth Opportunities Fund	42,486	1,151
Large Cap Select Fund	186,644	2,537
Large Cap Value Fund	64,148	1,214
Mid Cap Index Fund	90,734	1,155
Real Estate Securities Fund	114,167	2,153
Small Cap Index Fund	89,572	1,205
Total Equity Funds (Cost $25,295)		28,067
Fixed Income Funds – 65.8%
First American Investment Funds, Inc. (a) Core Bond Fund	3,685,136	41,052
High Income Bond Fund	228,769	2,148
Inflation Protected Securites Fund	1,169,471	11,788
Total Fixed Income Funds (Cost $55,817)		54,988
Money Market Fund – 2.0%
First American Funds, Inc. (b) Prime Obligations Fund	1,637,452	1,637
Total Money Market Fund (Cost $1,637)		1,637
Total Affiliated Investment Companies – 101.4% (Cost $82,749)		84,692
Other Assets and Liabilities, Net – (1.4%)		(1,142)
Total Net Assets – 100.0%		$83,550

(a)  Investments in these funds are made in the Y share class.

(b)  Investment in this fund is made in the Z share class.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Assets and Liabilities March 31, 2005 (unaudited), in thousands, except for per share data

	Strategy Aggressive Growth Allocation Fund	Strategy Growth Allocation Fund	Strategy Growth & Income Allocation Fund	Strategy Income Allocation Fund
ASSETS:
Investments in affiliated funds, at value*	$92,535	$132,134	$238,247	$84,692
Receivable for dividends and interest	3	3	4	2
Receivable for investment funds sold	900	100	9,600	2,500
Receivable for capital shares sold	282	439	278	55
Receivable from advisor	23	30	52	22
Prepaid expenses and other assets	29	31	40	29
Total assets	93,772	132,737	248,221	87,300
LIABILITIES:
Payable for capital shares redeemed	1,872	1,409	11,018	3,705
Payable for co-administration and custodian fees	30	43	79	29
Payable for distribution and shareholder servicing fees	14	22	36	10
Accrued expenses and other liabilities	6	6	8	6
Total liabilities	1,922	1,480	11,141	3,750
Net assets	$91,850	$131,257	$237,080	$83,550
COMPOSITION OF NET ASSETS:
Portfolio capital	$122,993	$148,213	$256,069	$83,987
Undistributed net investment income	1	5	17	32
Accumulated net realized loss on investments	(36,944)	(23,462)	(36,059)	(2,412)
Net unrealized appreciation of investments	5,800	6,501	17,053	1,943
Net assets	$91,850	$131,257	$237,080	$83,550
* Investments in affiliated funds, at cost	$86,735	$125,633	$221,194	$82,749
Class A:
Net assets	$53,814	$73,448	$137,676	$29,109
Shares issued and outstanding ($0.01 par value - 10 billion authorized)	5,207	7,158	13,892	2,679
Net asset value and redemption price per share	$10.34	$10.26	$9.91	$10.86
Maximum offering price per share (1)	$10.94	$10.86	$10.49	$11.49
Class B:
Net assets	$1,713	$3,511	$3,375	$2,821
Shares issued and outstanding ($0.01 par value - 10 billion authorized)	168	345	342	261
Net asset value, offering price, and redemption price per share (2)	$10.22	$10.18	$9.87	$10.83
Class C:
Net assets	$1,275	$3,428	$3,471	$1,365
Shares issued and outstanding ($0.01 par value - 10 billion authorized)	125	336	351	126
Net asset value, offering price, and redemption price per share (2)	$10.23	$10.21	$9.88	$10.85
Class R:
Net assets	$2	$78	$3	$2
Shares issued and outstanding ($0.01 par value - 20 billion authorized)	-	8	-	-
Net asset value, offering price, and redemption price per share	$10.31	$10.23	$9.88	$10.88
Class Y:
Net assets	$35,046	$50,792	$92,555	$50,253
Shares issued and outstanding ($0.01 par value - 10 billion authorized)	3,394	4,951	9,361	4,626
Net asset value, offering price, and redemption price per share	$10.32	$10.26	$9.89	$10.86

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contigent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Operations For the six months ended March 31, 2005 (unaudited), in thousands

	Strategy Aggressive Growth Allocation Fund	Strategy Growth Allocation Fund	Strategy Growth & Income Allocation Fund	Strategy Income Allocation Fund
INVESTMENT INCOME:
Income distributions received from underlying affiliated funds	$1,408	$1,940	$3,852	$1,478
Total investment income	1,408	1,940	3,852	1,478
EXPENSES:
Investment advisory fees	116	162	309	107
Co-administration fees and expenses (including transfer agency fees)	161	224	422	148
Custodian fees	5	6	12	4
Directors' fees	1	1	3	1
Registration fees	24	25	26	25
Printing	1	1	3	1
Professional fees	10	12	15	10
Other	1	2	3	1
Distribution and shareholder servicing fees – Class A	72	91	174	37
Distribution and shareholder servicing fees – Class B	8	16	16	13
Distribution and shareholder servicing fees – Class C	6	17	17	7
Distribution and shareholder servicing fees – Class R (1)	-	-	-	-
Total expenses	405	557	1,000	354
Less: Fee waivers	(249)	(336)	(608)	(233)
Total net expenses	156	221	392	121
Investment income – net	1,252	1,719	3,460	1,357
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET:
Capital gain distribution received from underlying affiliated funds	819	1,523	1,559	227
Net realized gain (loss) on investments in affiliated funds	833	-	(2,548)	1,785
Net change in unrealized appreciation or depreciation of investments in affiliated funds	5,181	6,447	12,807	(525)
Net gain on investments	6,833	7,970	11,818	1,487
Net increase in net assets resulting from operations	$8,085	$9,689	$15,278	$2,844

  (1)  For the period 10/1/04 to 3/31/05 and due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Changes in Net Assets in thousands

	Strategy Aggressive Growth Allocation Fund		Strategy Growth Allocation Fund		Strategy Growth & Income Allocation Fund		Strategy Income Allocation Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 9/30/05	10/01/03 to 9/30/04
	(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS:
Investment income – net	$1,252	$820	$1,719	$1,764	$3,460	$4,555	$1,357	$2,274
Capital gain distributions received from underlying affiliated funds	819	-	1,523	-	1,559	-	227	-
Net realized gain (loss) on investments in affiliated funds	833	(4,637)	-	(7,077)	(2,548)	(11,137)	1,785	638
Net change in unrealized appreciation or depreciation of investments in affiliated funds	5,181	16,106	6,447	19,645	12,807	30,602	(525)	1,009
Net increase in net assets resulting from operations	8,085	12,289	9,689	14,332	15,278	24,020	2,844	3,921
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net: Class A	(736)	(490)	(943)	(1,016)	(1,901)	(2,465)	(453)	(910)
Class B	(17)	(4)	(30)	(10)	(32)	(21)	(32)	(37)
Class C	(13)	(5)	(31)	(32)	(34)	(38)	(16)	(35)
Class R	-	(8)	(1)	(32)	-	(68)	-	(26)
Class Y	(493)	(305)	(722)	(663)	(1,509)	(1,937)	(861)	(1,251)
Return of capital: Class A	-	(3)	-	(3)	-	(9)	-	(4)
Class B (1)	-	-	-	-	-	-	-	-
Class C (1)	-	-	-	-	-	-	-	-
Class R (1)	-	-	-	-	-	-	-	-
Class Y	-	(2)	-	(2)	-	(7)	-	(6)
Total distributions	(1,259)	(817)	(1,727)	(1,758)	(3,476)	(4,545)	(1,362)	(2,269)
CAPITAL SHARE TRANSACTIONS (2):
Class A:
Proceeds from sales	7,113	14,641	10,449	18,719	10,669	26,815	5,318	11,742
Reinvestment of distributions	732	488	938	1,009	1,888	2,461	431	875
Payments for redemptions	(16,785)	(24,324)	(13,756)	(30,958)	(17,013)	(58,512)	(6,185)	(17,007)
Decrease in net assets from Class A transactions	(8,940)	(9,195)	(2,369)	(11,230)	(4,456)	(29,236)	(436)	(4,390)
Class B:
Proceeds from sales	373	727	720	1,949	624	1,833	297	1,766
Reinvestment of distributions	17	4	30	10	32	21	27	32
Payments for redemptions	(208)	(42)	(104)	(122)	(158)	(332)	(91)	(149)
Increase in net assets from Class B transactions	182	689	646	1,837	498	1,522	233	1,649
Class C:
Proceeds from sales	392	402	439	829	423	1,957	388	816
Reinvestment of distributions	13	5	31	32	27	37	14	33
Payments for redemptions	(269)	(255)	(376)	(1,254)	(487)	(2,202)	(448)	(1,058)
Increase (decrease) in net assets from Class C transactions	136	152	94	(393)	(37)	(208)	(46)	(209)
Class R:
Proceeds from sales	1	343	15	1,502	2	764	1	658
Reinvestment of distributions	-	8	-	32	-	68	-	26
Payments for redemptions	-	(1,475)	-	(4,242)	-	(5,936)	-	(1,721)
Increase (decrease) in net assets from Class R transactions	1	(1,124)	15	(2,708)	2	(5,104)	1	(1,037)
Class Y:
Proceeds from sales	11,463	6,210	8,965	7,120	8,328	15,508	6,559	31,253
Reinvestment of distributions	477	282	722	663	1,476	1,921	853	1,242
Payments for redemptions	(6,761)	(11,935)	(6,478)	(8,719)	(17,692)	(19,431)	(7,219)	(7,412)
Increase (decrease) in net assets from Class Y transactions	5,179	(5,443)	3,209	(936)	(7,888)	(2,002)	193	25,083
Increase (decrease) in net assets from capital share transactions	(3,442)	(14,921)	1,595	(13,430)	(11,881)	(35,028)	(55)	21,096
Total increase (decrease) in net assets	3,384	(3,449)	9,557	(856)	(79)	(15,553)	1,427	22,748
Net assets at beginning of period	88,466	91,915	121,700	122,556	237,159	252,712	82,123	59,375
Net assets at end of period	$91,850	$88,466	$131,257	$121,700	$237,080	$237,159	$83,550	$82,123
Undistributed net investment income at end of period	$1	$8	$5	$13	$17	$33	$32	$37

  (1)  For the period 10/01/03 to 9/30/04 and due to the presentation of the financial statements in thousands, the numbers round to zero.

  (2)  See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital (6)	Net Asset Value End of Period	Total Return (7)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers) (8)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Strategy Aggressive Growth Allocation Fund
Class A (1)
2005	(2)	$9.58	$0.13	$0.76	$(0.13)	$-	$-	$10.34	9.32%	$53,814	0.40%	2.57%	0.94%	2.03%	24%
2004		8.49	0.08	1.08	(0.07)	-	-	9.58	13.72	58,200	0.40	0.83	0.91	0.32	12
2003		7.01	0.05	1.48	(0.05)	-	-	8.49	21.83	59,895	0.40	0.60	0.92	0.08	20
2002		8.59	0.07	(1.34)	(0.07)	(0.24)	-	7.01	(15.58)	57,711	0.40	0.73	0.95	0.18	18
2001	(3)	8.32	-	0.27	-	-	-	8.59	3.25	85,656	0.57	(0.56)	0.84	(0.83)	27
Class B (1)
2005	(2)	$9.49	$0.09	$0.75	$(0.11)	$-	$-	$10.22	8.82%	$1,713	1.15%	1.84%	1.69%	1.30%	24%
2004		8.45	(0.01)	1.10	(0.05)	-	-	9.49	12.89	1,421	1.15	(0.09)	1.66	(0.60)	12
2003		7.00	(0.01)	1.47	(0.01)	-	-	8.45	20.91	651	1.15	(0.15)	1.66	(0.66)	20
2002		8.59	-	(1.34)	(0.01)	(0.24)	-	7.00	(16.22)	251	1.15	(0.04)	1.70	(0.59)	18
2001	(3)	8.32	-	0.27	-	-	-	8.59	3.25	100	-	-	-	-	27
Class C (1)
2005	(2)	$9.49	$0.10	$0.75	$(0.11)	$-	$-	$10.23	8.93%	$1,275	1.15%	1.93%	1.69%	1.39%	24%
2004		8.45	-	1.09	(0.05)	-	-	9.49	12.88	1,054	1.15	0.01	1.66	(0.50)	12
2003		7.01	(0.01)	1.46	(0.01)	-	-	8.45	20.74	798	1.15	(0.15)	1.66	(0.66)	20
2002		8.59	-	(1.33)	(0.01)	(0.24)	-	7.01	(16.11)	282	1.15	(0.02)	1.70	(0.59)	18
2001	(3)	8.32	-	0.27	-	-	-	8.59	3.25	71	0.39	(0.39)	0.52	(0.52)	27
Class R
2005	(1) (2)	$9.56	$0.11	$0.76	$(0.12)	$-	$-	$10.31	9.15%	$2	0.65%	2.18%	1.34%	1.49%	24%
2004	(1) (4)	8.47	0.11	1.05	(0.07)	-	-	9.56	13.70	1	0.40	1.13	0.91	0.62	12
2003	(1)	7.00	0.05	1.47	(0.05)	-	-	8.47	21.73	990	0.40	0.61	0.92	0.09	20
2002	(1)	8.59	0.06	(1.34)	(0.07)	(0.24)	-	7.00	(15.65)	772	0.40	0.76	0.95	0.21	18
2001	(1) (5)	13.93	0.10	(3.16)	(0.09)	(2.19)	-	8.59	(25.77)	-	0.40	0.93	0.82	0.51	27
2000		12.36	0.14	2.62	(0.14)	(1.05)	-	13.93	23.38	88,837	0.34	1.00	0.75	0.59	43
Class Y (1)
2005	(2)	$9.57	$0.15	$0.75	$(0.15)	$-	$-	$10.32	9.37%	$35,046	0.15%	2.96%	0.69%	2.42%	24%
2004		8.48	0.10	1.09	(0.10)	-	-	9.57	14.02	27,790	0.15	1.08	0.66	0.57	12
2003		7.01	0.06	1.47	(0.06)	-	-	8.48	21.99	29,581	0.15	0.86	0.67	0.34	20
2002		8.59	0.08	(1.32)	(0.10)	(0.24)	-	7.01	(15.36)	21,009	0.15	0.97	0.70	0.42	18
2001	(3)	8.32	-	0.27	-	-	-	8.59	3.25	2	-	-	-	-	27

  (1)  Net investment income per share was based on average shares outstanding throughout the period.

  (2)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (5)  On September 24, 2001, existing shares were designated as Class A shares.

  (6)  Includes a tax return of capital of less than $0.01 for the period ended September 30, 2004.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (8)  Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital (6)	Net Asset Value End of Period	Total Return (7)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers) (8)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Strategy Growth Allocation Fund
Class A (1)
2005	(2)	$9.64	$0.13	$0.62	$(0.13)	$-	$-	$10.26	7.80%	$73,448	0.40%	2.59%	0.92%	2.07%	23%
2004		8.72	0.13	0.92	(0.13)	-	-	9.64	12.03	71,246	0.40	1.33	0.89	0.84	12
2003		7.42	0.11	1.30	(0.11)	-	-	8.72	19.06	74,969	0.40	1.30	0.90	0.80	23
2002		9.01	0.14	(1.22)	(0.15)	(0.36)	-	7.42	(13.04)	75,893	0.40	1.56	0.88	1.08	22
2001	(3)	8.77	-	0.24	-	-	-	9.01	2.74	114,716	0.64	(0.60)	0.92	(0.88)	26
Class B (1)
2005	(2)	$9.57	$0.09	$0.62	$(0.10)	$-	$-	$10.18	7.39%	$3,511	1.15%	1.84%	1.67%	1.32%	23%
2004		8.69	0.04	0.93	(0.09)	-	-	9.57	11.17	2,692	1.15	0.41	1.64	(0.08)	12
2003		7.40	0.05	1.29	(0.05)	-	-	8.69	18.18	767	1.15	0.49	1.64	-	23
2002		9.01	0.07	(1.21)	(0.11)	(0.36)	-	7.40	(13.65)	182	1.15	0.85	1.63	0.37	22
2001	(3)	8.77	-	0.24	-	-	-	9.01	2.74	-	-	-	-	-	26
Class C (1)
2005	(2)	$9.59	$0.09	$0.63	$(0.10)	$-	$-	$10.21	7.46%	$3,428	1.15%	1.80%	1.67%	1.28%	23%
2004		8.71	0.05	0.92	(0.09)	-	-	9.59	11.12	3,130	1.15	0.56	1.64	0.07	12
2003		7.41	0.05	1.30	(0.05)	-	-	8.71	18.24	3,206	1.15	0.55	1.65	0.05	23
2002		9.00	0.07	(1.21)	(0.09)	(0.36)	-	7.41	(13.59)	2,100	1.15	0.84	1.63	0.36	22
2001	(3)	8.77	-	0.23	-	-	-	9.00	2.62	45	0.33	(0.33)	0.55	(0.55)	26
Class R
2005	(1) (2)	$9.61	$0.12	$0.62	$(0.12)	$-	$-	$10.23	7.70%	$78	0.65%	2.38%	1.32%	1.71%	23%
2004	(1) (4)	8.69	0.14	0.90	(0.12)	-	-	9.61	12.03	57	0.40	1.42	0.89	0.93	12
2003	(1)	7.41	0.11	1.28	(0.11)	-	-	8.69	18.83	2,525	0.40	1.33	0.90	0.83	23
2002	(1)	9.01	0.14	(1.23)	(0.15)	(0.36)	-	7.41	(13.10)	643	0.40	1.67	0.88	1.19	22
2001	(1) (5)	13.21	0.20	(2.54)	(0.18)	(1.68)	-	9.01	(20.22)	-	0.40	1.87	0.81	1.46	26
2000		11.85	0.25	2.00	(0.25)	(0.64)	-	13.21	19.66	109,004	0.34	1.93	0.74	1.53	42
Class Y (1)
2005	(2)	$9.64	$0.15	$0.61	$(0.14)	$-	$-	$10.26	7.94%	$50,792	0.15%	2.87%	0.67%	2.35%	23%
2004		8.71	0.15	0.92	(0.14)	-	-	9.64	12.34	44,575	0.15	1.57	0.64	1.08	12
2003		7.41	0.12	1.30	(0.12)	-	-	8.71	19.38	41,089	0.15	1.56	0.65	1.06	23
2002		9.00	0.15	(1.21)	(0.17)	(0.36)	-	7.41	(12.84)	24,641	0.15	1.73	0.63	1.25	22
2001	(3)	8.77	-	0.23	-	-	-	9.00	2.62	14	-	-	-	-	26

  (1)  Net investment income per share was based on average shares outstanding throughout the period.

  (2)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (5)  On September 24, 2001, existing shares were designated as Class A shares.

  (6)  Includes a tax return of capital of less than $0.01 for the period ended September 30, 2004.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (8)  Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital (6)	Net Asset Value End of Period	Total Return (7)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers) (8)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Strategy Growth & Income Allocation Fund
Class A (1)
2005	(2)	$9.44	$0.13	$0.47	$(0.13)	$-	$-	$9.91	6.41%	$137,676	0.40%	2.72%	0.89%	2.23%	21%
2004		8.73	0.17	0.71	(0.17)	-	-	9.44	10.09	135,413	0.40	1.80	0.89	1.31	12
2003		7.67	0.16	1.06	(0.16)	-	-	8.73	16.12	153,238	0.40	2.01	0.89	1.52	19
2002		9.02	0.21	(1.03)	(0.22)	(0.31)	-	7.67	(9.91)	131,338	0.40	2.36	0.83	1.93	20
2001	(3)	8.82	-	0.20	-	-	-	9.02	2.27	200,596	0.56	(0.52)	0.78	(0.74)	32
Class B (1)
2005	(2)	$9.40	$0.10	$0.47	$(0.10)	$-	$-	$9.87	6.05%	$3,375	1.15%	1.98%	1.64%	1.49%	21%
2004		8.70	0.09	0.71	(0.10)	-	-	9.40	9.23	2,739	1.15	1.00	1.64	0.51	12
2003		7.65	0.11	1.05	(0.11)	-	-	8.70	15.25	1,114	1.15	1.20	1.63	0.72	19
2002		9.02	0.14	(1.00)	(0.20)	(0.31)	-	7.65	(10.43)	287	1.15	1.64	1.58	1.21	20
2001	(3)	8.82	-	0.20	-	-	-	9.02	2.27	-	-	-	-	-	32
Class C (1)
2005	(2)	$9.41	$0.10	$0.47	$(0.10)	$-	$-	$9.88	6.03%	$3,471	1.15%	1.95%	1.64%	1.46%	21%
2004		8.70	0.09	0.72	(0.10)	-	-	9.41	9.28	3,342	1.15	1.01	1.64	0.52	12
2003		7.64	0.11	1.06	(0.11)	-	-	8.70	15.35	3,306	1.15	1.24	1.63	0.76	19
2002		9.02	0.14	(1.02)	(0.19)	(0.31)	-	7.64	(10.57)	2,395	1.15	1.63	1.58	1.20	20
2001	(3)	8.82	-	0.20	-	-	-	9.02	2.27	-	-	-	-	-	32
Class R
2005	(1) (2)	$9.41	$0.11	$0.49	$(0.13)	$-	$-	$9.88	6.35%	$3	0.65%	2.20%	1.29%	1.56%	21%
2004	(1) (4)	8.70	0.18	0.68	(0.15)	-	-	9.41	9.93	1	0.40	1.91	0.89	1.42	12
2003	(1)	7.64	0.17	1.06	(0.17)	-	-	8.70	16.20	4,760	0.40	1.92	0.88	1.44	19
2002	(1)	9.02	0.21	(1.03)	(0.25)	(0.31)	-	7.64	(10.00)	1,007	0.40	2.62	0.83	2.19	20
2001	(1) (5)	12.02	0.29	(1.84)	(0.26)	(1.19)	-	9.02	(14.40)	-	0.40	2.79	0.79	2.40	32
2000		11.51	0.33	1.31	(0.34)	(0.79)	-	12.02	14.88	233,427	0.34	2.83	0.70	2.47	46
Class Y (1)
2005	(2)	$9.42	$0.15	$0.47	$(0.15)	$-	$-	$9.89	6.55%	$92,555	0.15%	2.96%	0.64%	2.47%	21%
2004		8.71	0.19	0.71	(0.19)	-	-	9.42	10.39	95,664	0.15	2.05	0.64	1.56	12
2003		7.65	0.18	1.06	(0.18)	-	-	8.71	16.44	90,294	0.15	2.24	0.63	1.76	19
2002		9.02	0.22	(1.02)	(0.26)	(0.31)	-	7.65	(9.73)	39,740	0.15	2.58	0.58	2.15	20
2001	(3)	8.82	-	0.20	-	-	-	9.02	2.27	-	-	-	-	-	32

  (1)  Net investment income per share was based on average shares outstanding throughout the period.

  (2)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (5)  On September 24, 2001, existing shares were designated as Class A shares.

  (6)  Includes a tax return of capital of less than $0.01 for the period ended September 30, 2004.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (8)  Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital (6)	Net Asset Value End of Period	Total Return (7)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (8)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers) (8)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Strategy Income Allocation Fund
Class A (1)
2005	(2)	$10.67	$0.17	$0.19	$(0.17)	$-	$-	$10.86	3.35%	$29,109	0.40%	3.07%	0.95%	2.52%	28%
2004		10.29	0.31	0.38	(0.31)	-	-	10.67	6.75	28,997	0.40	2.92	0.91	2.41	17
2003		9.47	0.33	0.82	(0.33)	-	-	10.29	12.31	32,254	0.40	3.31	0.94	2.77	20
2002		10.20	0.41	(0.69)	(0.44)	-	(0.01)	9.47	(2.98)	34,725	0.40	4.08	1.04	3.44	23
2001	(3)	10.02	-	0.18	-	-	-	10.20	1.80	47,012	0.55	(0.43)	0.87	(0.75)	30
Class B (1)
2005	(2)	$10.63	$0.13	$0.20	$(0.13)	$-	$-	$10.83	3.08%	$2,821	1.15%	2.31%	1.70%	1.76%	28%
2004		10.26	0.24	0.37	(0.24)	-	-	10.63	5.94	2,545	1.15	2.23	1.66	1.72	17
2003		9.45	0.26	0.81	(0.26)	-	-	10.26	11.46	857	1.15	2.50	1.68	1.97	20
2002		10.19	0.35	(0.71)	(0.37)	-	(0.01)	9.45	(3.66)	312	1.15	3.44	1.79	2.80	23
2001	(3)	10.02	-	0.17	-	-	-	10.19	1.70	-	-	-	-	-	30
Class C (1)
2005	(2)	$10.66	$0.12	$0.20	$(0.13)	$-	$-	$10.85	2.96%	$1,365	1.15%	2.30%	1.70%	1.75%	28%
2004		10.28	0.23	0.38	(0.23)	-	-	10.66	5.95	1,388	1.15	2.14	1.66	1.63	17
2003		9.46	0.26	0.82	(0.26)	-	-	10.28	11.55	1,558	1.15	2.51	1.68	1.98	20
2002		10.19	0.33	(0.68)	(0.37)	-	(0.01)	9.46	(3.58)	555	1.15	3.24	1.79	2.60	23
2001	(3)	10.02	-	0.17	-	-	-	10.19	1.70	-	-	-	-	-	30
Class R
2005	(1) (2)	$10.69	$0.15	$0.20	$(0.16)	$-	$-	$10.88	3.26%	$2	0.65%	2.80%	1.35%	2.10%	28%
2004	(1) (4)	10.29	0.31	0.37	(0.28)	-	-	10.69	6.64	1	0.40	2.95	0.91	2.44	17
2003	(1)	9.47	0.33	0.82	(0.33)	-	-	10.29	12.31	1,028	0.40	3.31	0.94	2.77	20
2002	(1)	10.19	0.41	(0.69)	(0.43)	-	(0.01)	9.47	(2.84)	714	0.40	4.26	1.04	3.62	23
2001	(1) (5)	10.48	0.49	(0.33)	(0.45)	-	-	10.19	1.54	-	0.40	4.71	0.92	4.19	30
2000		10.48	0.50	0.22	(0.49)	(0.23)	-	10.48	7.18	54,138	0.33	4.81	0.77	4.37	69
Class Y (1)
2005	(2)	$10.67	$0.18	$0.19	$(0.18)	$-	$-	$10.86	3.48%	$50,253	0.15%	3.32%	0.70%	2.77%	28%
2004		10.29	0.34	0.38	(0.34)	-	-	10.67	7.02	49,192	0.15	3.17	0.66	2.66	17
2003		9.47	0.35	0.82	(0.35)	-	-	10.29	12.58	23,678	0.15	3.60	0.69	3.06	20
2002		10.19	0.44	(0.70)	(0.45)	-	(0.01)	9.47	(2.65)	7,828	0.15	4.38	0.79	3.74	23
2001	(3)	10.02	-	0.17	-	-	-	10.19	1.70	-	-	-	-	-	30

  (1)  Net investment income per share was based on average shares outstanding throughout the period.

  (2)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (5)  On September 24, 2001, existing shares were designated as Class A shares.

  (6)  Includes a tax return of capital of less than $0.01 for the period ended September 30, 2004.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (8)  Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

1 >  Organization

The Strategy Aggressive Growth Allocation Fund, Strategy Growth Allocation Fund, Strategy Growth & Income Allocation Fund, and Strategy Income Allocation Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Strategy Funds, Inc. ("FASF"), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The funds invest in First American Funds, Inc. ("FAF") and First American Investment Funds, Inc. ("FAIF") in a "fund of funds" structure. FASF's articles of incorporation permit the board of directors to create additional funds and classes in the future.

FASF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004 Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds' prospectuses provide descriptions of each fund's investment objective, principal investment strategies and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATION – Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid quarterly. Any net realized capital gains on sales of a fund's securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred from wash sales, sales of Real Estate Investment Trusts ("REITs"), and return of capital distributions. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

FIRST AMERICAN FUNDS Semiannual Report 2005

The distributions paid during the six months ended March 31, 2005 (estimated), and the fiscal year ended September 30, 2004, were characterized as follows (000):

	2005
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Strategy Aggressive Growth Allocation Fund	$1,259	$-	$-	$1,259
Strategy Growth Allocation Fund	1,727	-	-	1,727
Strategy Growth & Income Allocation Fund	3,476	-	-	3,476
Strategy Income Allocation Fund	1,362	-	-	1,362
	2004
Fund	Ordinary Income	Long Term Gain	Return Of Capital	Total
Strategy Aggressive Growth Allocation Fund	$812	$-	$5	$817
Strategy Growth Allocation Fund	1,753	-	5	1,758
Strategy Growth & Income Allocation Fund	4,528	-	17	4,545
Strategy Income Allocation Fund	2,258	-	11	2,269

As of September 30, 2004, the fund's most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Accumulated Capital and Post-October Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Strategy Aggressive Growth Allocation Fund	$-	$(35,624)	$(2,345)	$(37,969)
Strategy Growth Allocation Fund	-	(17,687)	(7,231)	(24,918)
Strategy Growth & Income Allocation Fund	-	(27,600)	(3,191)	(30,791)
Strategy Income Allocation Fund	-	(1,984)	65	(1,919)

The differences between book and tax-basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales and return of capital distributions related to REIT investments by the underlying funds.

As of September 30, 2004, the fund's most recently completed fiscal year-end, the following funds had capital loss carryforwards (000):

	Expiration Year
Fund	2008	2009	2010	2011	2012	Total
Strategy Aggressive Growth Allocation Fund	$2,845	$2,998	$745	$17,039	$10,046	$33,673
Strategy Growth Allocation Fund	-	-	8	2,206	11,286	13,500
Strategy Growth & Income Allocation Fund	-	-	44	1,447	20,056	21,547
Strategy Income Allocation Fund	63	1,026	-	550	345	1,984

In accordance with Section 382 of the Internal Revenue Code, utilization of the capital loss carryforwards for Strategy Aggressive Growth Allocation is limited to $1,574,876 per tax year for a portion of Strategy Aggressive Growth Allocation's capital loss carryover.

Certain funds incurred a loss for tax purposes for the period from November 1, 2003 to September 30, 2004. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2005. The funds had the following deferred losses (000):

Fund	Amount
Strategy Aggressive Growth Allocation Fund	$1,951
Strategy Growth Allocation Fund	4,187
Strategy Growth & Income Allocation Fund	6,053
Strategy Income Allocation Fund	-

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

expenses of the funds are allocated to the funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six months ended March 31, 2005.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc. ("USBAM") manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each fund is 0.25%. USBAM has contractually agreed to waive fees and reimburse other fund expenses until January 31, 2006 so that total fund operating expenses, as a percentage of average daily net assets, do not exceed 0.40% for Class A shares, 1.15% for Class B shares, 1.15% for Class C shares, 0.65% for Class R Shares, and 0.15% for Class Y shares.

CO-ADMINISTRATION FEES – USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively, the "Administrators") serve as co-administrators pursuant to a co-administration agreement between the Administrators and the funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily net assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. FASF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of the aggregate average daily net assets of the funds that comprise FASF. USBAM has contractually waived fees during the six months ended March 31, 2005 so that total fund operating expenses did not exceed expense limitations described above under, "Notes to Financial Statements – Fees and Expenses – Advisory Fees."

For the six months ended March 31, 2005, administration fees paid to USBAM and USBFS by the funds included in this semiannual report were as follows (000):

Fund	Amount
Strategy Aggressive Growth Allocation Fund	$157
Strategy Growth Allocation Fund	218
Strategy Growth & Income Allocation Fund	416
Strategy Income Allocation Fund	144

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FASF. The fee for each fund is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FASF. Under the distribution agreement each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund's average daily net assets of the Class A shares, Class B shares, Class C shares, and Class R shares, respectively. Class Y shares pay no distribution or shareholder servicing fees. These fees may be used by Quasar to provide

FIRST AMERICAN FUNDS Semiannual Report 2005

compensation for sales support, distribution activities, or shareholder servicing activities.

FASF has also adopted and entered into a shareholder servicing plan and agreement with USBAM with respect to the funds' Class R shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.15% of each fund's average daily net assets of the Class R shares. USBAM is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar and USBAM or paid to affiliates of USBAM for the six months ended March 31, 2005(000):

Fund	Amount
Strategy Aggressive Growth Allocation Fund	$68
Strategy Growth Allocation Fund	173
Strategy Growth & Income Allocation Fund	91
Strategy Income Allocation Fund	36

OTHER FEES – In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each fund is responsible for paying most other operating expenses, including: fees and expenses of independent directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. In addition to each fund's direct expenses as described above, fund shareholders also bear a proportionate share of the underlying funds' expenses. For the six months ended March 31, 2005, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	Contingent Deferred Sales Charge as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	-
Eighth	-

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six months ended March 31, 2005, total CDSCs retained by affiliates of USBAM for distributing the funds' shares were as follows (000):

Fund	Amount
Strategy Aggressive Growth Allocation Fund	$82
Strategy Growth Allocation Fund	192
Strategy Growth & Income Allocation Fund	166
Strategy Income Allocation Fund	79

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements  March 31, 2005 (unaudited)

4 >  Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the funds were as follows (000):

	Strategy Aggressive Growth Allocation Fund		Strategy Growth Allocation Fund		Strategy Growth & Income Allocation Fund		Strategy Income Allocation Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)		(unaudited)		(unaudited)		(unaudited)
Class A:
Shares issued	693	1,547	1,025	1,965	1,080	2,863	487	1,108
Shares issued in lieu of cash distributions	70	52	91	107	190	264	39	83
Shares redeemed	(1,632)	(2,579)	(1,350)	(3,282)	(1,720)	(6,337)	(565)	(1,606)
Total Class A transactions	(869)	(980)	(234)	(1,210)	(450)	(3,210)	(39)	(415)
Class B:
Shares issued	37	77	71	205	64	197	27	167
Shares issued in lieu of cash distributions	2	-	3	1	3	2	3	3
Shares redeemed	(21)	(4)	(10)	(13)	(16)	(36)	(8)	(14)
Total Class B transactions	18	73	64	193	51	163	22	156
Class C:
Shares issued	39	43	43	87	43	209	36	76
Shares issued in lieu of cash distributions	1	1	3	4	3	4	1	3
Shares redeemed	(26)	(27)	(36)	(133)	(50)	(238)	(41)	(101)
Total Class C transactions	14	17	10	(42)	(4)	(25)	(4)	(22)
Class R:
Shares issued	-	36	2	156	-	82	-	61
Shares issued in lieu of cash distributions	-	1	-	3	-	7	-	3
Shares redeemed	-	(154)	-	(444)	-	(636)	-	(164)
Total Class R transactions	-	(117)	2	(285)	-	(547)	-	(100)
Class Y:
Shares issued	1,109	658	886	751	847	1,664	600	2,894
Shares issued in lieu of cash distributions	46	30	70	71	149	206	78	117
Shares redeemed	(665)	(1,272)	(631)	(915)	(1,790)	(2,080)	(663)	(701)
Total Class Y transactions	490	(584)	325	(93)	(794)	(210)	15	2,310
Net increase (decrease) in capital shares	(347)	(1,591)	167	(1,437)	(1,197)	(3,829)	(6)	1,929

5 >  Investment Security Transactions

During the six months ended March 31, 2005, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

Fund	Purchases	Sales
Strategy Aggressive Growth Allocation Fund	$22,417	$25,525
Strategy Growth Allocation Fund	30,325	27,812
Strategy Growth & Income Allocation Fund	50,779	59,900
Strategy Income Allocation Fund	24,131	23,400

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities for federal income tax purposes at March 31, 2005, were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Strategy Aggressive Growth Allocation Fund	$9,615	$(6,779)	$2,836	$89,699
Strategy Growth Allocation Fund	11,826	(12,611)	(785)	132,919
Strategy Growth & Income Allocation Fund	24,879	(15,262)	9,617	228,630
Strategy Income Allocation Fund	3,004	(3,465)	(461)	85,153

6 >  Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

FIRST AMERICAN FUNDS Semiannual Report 2005

NOTICE TO SHAREHOLDERS March 31, 2005 (unaudited)

How to Obtain a Copy of the Funds' Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Form N-Q Holdings Information

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Quarterly Portfolio Holdings

Each fund will make complete portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the quarter end.

FIRST AMERICAN FUNDS Semiannual Report 2005

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Board of Directors First American Strategy Funds, Inc.

Virginia Stringer

Chairperson of First American Strategy Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Strategy Funds, Inc.

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Strategy Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Strategy Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Strategy Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Strategy Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Strategy Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Strategy Funds, Inc.

Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Strategy Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

CO-ADMINISTRATORS

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

180 East Fifth Street

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0112-05     5/2005     SAR-LIFECYCLE

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of this Item.

Item 11—Controls and Procedures

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form
N-CSR was recorded, processed, summarized and reported timely.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)  Not applicable.

(a)(2)  Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)  Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 10, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: June 10, 2005